VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
July 31, 2024 (unaudited)

Par
(000's) Value
MUNICIPAL BONDS: 98.4%
Alabama : 0.7%
Alabama Corrections Institution
Finance Authority, Series A
(RB)
5.25%, 07/01/47(c) $ 1,000 $ 1,085,751
City of Huntsville, Alabama
Scholl, Series D (GO)
5.00%, 03/01/53(c) 1,000 1,087,454
County of Jefferson, Alabama
Sewer Warrants (RB)
5.25%, 10/01/49(c) 1,000 1,080,712
3,253,917
Arizona : 1.4%
Arizona Industrial Development
Authority Student Housing,
North Carolina Central
University Project, Series A
(RB) (BAM)
4.00%, 06/01/44(c) 500 485,342
City of Phoenix Civic
Improvement Corp., Series
A (RB)
4.00%, 07/01/44(c) 1,500 1,478,350
5.00%, 07/01/49(c) 1,000 1,054,232
City of Phoenix Civic
Improvement Corp., Water
System, Series A (RB)
5.00%, 07/01/44(c) 750 806,213
Pima County, Industrial
Development Authority,
Tucson Medical Center,
Series A (RB)
4.00%, 04/01/46(c) 750 708,139
Salt River Project Agricultural
Improvement & Power
District, Electric Project,
Series A (RB)
5.00%, 01/01/47(c) 1,000 1,086,869
5.00%, 01/01/50(c) 1,000 1,082,500
6,701,645
Arkansas : 0.2%
City of Springdale, Arkansas
Sales and Use Tax, Series B
(RB) (BAM)
4.25%, 08/01/53(c) 1,000 994,010
Underline
California : 16.5%
Airport Commission of the City
and County of San Francisco,
International Airport, Series
E (RB)
5.00%, 05/01/48(c) 995 1,038,709
Airport Commission of the City
and County of San Francisco,
International Airport, Series
F (RB)
5.00%, 05/01/50(c) 1,000 1,057,599
Par
(000’s) Value
California (continued)
Alameda County, Pleasanton
United School District (GO)
4.00%, 08/01/52(c) $ 1,500 $ 1,503,071
Anaheim Housing & Public
Improvements Authority,
Electric Utility Distribution
System improvements, Series
C (RB) (NATL)
5.00%, 10/01/45(c) 500 508,770
Bay Area Toll Authority, Toll
Bridge, Series S (RB)
4.00%, 04/01/47(c) 1,000 988,444
California County Tobacco
Securitization Agency, Series
A (RB)
4.00%, 06/01/49(c) 850 796,463
California Health Facilities
Financing Authority, Adventist
Health System, Series A (RB)
5.25%, 12/01/44(c) 500 548,387
California Health Facilities
Financing Authority, Cedars-
Sinai Health System, Series
A (RB)
3.00%, 08/15/51(c) 1,000 785,789
California Health Facilities
Financing Authority,
Children’s Hospital, Series A
(RB)
5.00%, 08/15/47(c) 1,000 1,022,405
California Health Facilities
Financing Authority, City of
Hope (RB)
5.00%, 11/15/49(c) 750 761,129
California Health Facilities
Financing Authority,
CommonSpirit Health, Series
A (RB)
4.00%, 04/01/49(c) 2,000 1,942,498
5.00%, 12/01/45(c) 1,000 1,096,311
California Health Facilities
Financing Authority,
Commonspririt Health, Series
A (RB)
4.00%, 04/01/45(c) 1,000 981,468
California Health Facilities
Financing Authority, Kaiser
Permanente, Series A (RB)
4.00%, 11/01/51(c) 1,000 973,062
4.00%, 11/01/44(c) 1,000 983,465
California Health Facilities
Financing Authority, Pin
Health, Series A (RB)
4.00%, 06/01/50(c) 750 729,277
California Health Facilities
Financing Authority,
Providence St. Joseph Health,
Series A (RB)
3.00%, 10/01/41(c) 680 592,978

VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California (continued)
California Health Facilities
Financing Authority, Series
A (RB)
4.00%, 03/01/43(c) $ 1,000 $ 927,928
California Health Facilities
Financing Authority, Series
B (RB)
4.00%, 11/15/41(c) 1,000 995,831
California Infrastructure &
Economic Development Bank
(RB)
5.00%, 05/15/47(c) 500 524,030
California State Public Works
Board, May Lee Satet Office
Complex, Series A (RB)
5.00%, 04/01/44(c) 1,045 1,179,280
5.00%, 04/01/49(c) 1,500 1,666,182
California Statewide
Communities Development
Authority, Montage Health,
Series A (RB)
4.00%, 06/01/46(c) 1,055 1,040,544
Chabot-Las Positas Community
College District, Series C (GO)
5.25%, 08/01/48(c) 1,000 1,133,107
Chaffey Joint Union High School
District, Series C (GO)
5.25%, 08/01/47(c) 500 519,962
Chaffey Joint Union High School
District, Series G (GO)
5.25%, 08/01/52(c) 1,000 1,110,420
Chino Valley Unified School
District, Series B (GO) (SBG)
5.00%, 08/01/55(c) 620 660,389
City and County of San
Francisco, Multiple Capital
Improvement Project, Series
R-1 (CP)
4.00%, 04/01/45(c) 1,000 1,005,229
City and County of San
Francisco, Public Utilities
Commission Water, Series
D (RB)
3.00%, 11/01/50(c) 500 400,851
City of Los Angeles,
Department of Airports,
Series D (RB)
4.00%, 05/15/48(c) 750 748,575
County of Bernardino, Raito
Unified School District (GO)
(BAM)
5.00%, 08/01/52(c) 1,000 1,086,759
East Bay Municipal Utility
District, Water System, Series
A (RB)
4.00%, 06/01/45(c) 1,210 1,205,734
El Dorado Irrigation District,
Series A (CP) (AGM)
4.00%, 03/01/45(c) 630 630,422
Par
(000’s) Value
California (continued)
Foothill-Eastern Transportation
Corridor Agency, Junior Lien
Toll Road., Series C (RB)
4.00%, 01/15/43(c) $ 1,600 $ 1,589,662
Fremont Union High School
District, Series A (GO)
4.00%, 08/01/46(c) 500 496,972
Glendale Community College
District, Series B (GO)
3.00%, 08/01/47(c) 325 264,762
Hayward Unified School District
(GO) (BAM)
4.00%, 08/01/43(c) 1,000 997,302
Irvin Facilities Financing
Authority, Irvine Great Park
Infrastructure Project, Series
A (ST)
5.00%, 09/01/43(c) 500 562,472
Los Angeles Department of
Water and Power, Series A
(RB)
5.00%, 07/01/49(c) 800 886,672
5.00%, 07/01/44(c) 500 500,596
Los Angeles Department of
Water and Power, Series B
(RB)
5.25%, 07/01/53(c) 500 559,196
Los Angeles Department of
Water and Power, Series D
(RB)
5.00%, 07/01/47(c) 500 551,955
5.00%, 07/01/52(c) 750 820,884
Los Angeles Department of
Water and Power, Series E
(RB)
5.00%, 07/01/53(c) 1,000 1,101,444
Los Angeles Unified School
District, Unlimited and
Valorem Property Tax (GO)
5.25%, 07/01/47(c) 1,000 1,130,326
Metropolitan Water District of
Southern California, Series
A (RB)
5.00%, 04/01/53(c) 1,000 1,110,771
5.00%, 04/01/48(c) 1,500 1,677,330
Miracosta Community College
District, Series A (GO)
4.00%, 08/01/42(c) 530 534,799
Oakland Unified School District,
Alameda County Election,
Series A (GO) (BAM)
4.00%, 08/01/46(c) 1,000 986,770
Palo Alto Unified School District
(GO)
3.25%, 08/01/42(c) 1,000 903,376
Regents of University of
California, Medical Center
Pooled, Series L (RB)
4.00%, 05/15/44(c) 1,015 1,015,273

Par
(000’s) Value
California (continued)
Regents of University of
California, Medical Center
Pooled, Series P (RB)
4.00%, 05/15/53(c) $ 1,000 $ 989,463
Riverside  County, Perris Union
High School District, Series A
(GO) (AGM)
4.00%, 09/01/43(c) 570 574,571
Sacramento Area Flood Control
Agency, Series A (SA)
5.00%, 10/01/47(c) 1,500 1,543,556
Sacramento City Unified School
District, Series G (GO) (AGM)
4.00%, 08/01/49(c) 500 493,735
San Diego Association of
Governments South Bay
Expressway Toll, Series A (RB)
5.00%, 07/01/42(c) 610 634,563
San Diego County Regional
Airport Authority, Series A
(RB)
5.00%, 07/01/44(c) 750 801,557
San Diego Public Facilities
Financing Authority, Series
A (RB)
5.25%, 08/01/48(c) 1,000 1,133,107
San Diego Unified School
District, Series I (GO)
4.00%, 07/01/47(c) 595 588,420
San Francisco Bay Area Rapid
Transit District, Series B-1
(GO)
3.00%, 08/01/49(c) 600 481,531
San Francisco Bay Area Rapid
Transit District, Series C-1
(GO)
4.00%, 08/01/45(c) 610 608,077
San Francisco City and County,
International Airport, Series
B (RB)
4.00%, 05/01/52(c) 1,000 987,389
5.00%, 05/01/47(c) 700 723,802
5.00%, 05/01/52(c) 1,000 1,087,826
5.00%, 05/01/49(c) 500 555,790
San Francisco City and County,
Public Utilities Commission
Wastewater, Series A (RB)
4.00%, 10/01/48(c) 885 881,732
San Francisco Municipal
Transportation Agency (RB)
4.00%, 03/01/46(c) 750 740,414
San Jose Evergreen Community
College District, Series B (GO)
3.00%, 09/01/41(c) 825 724,289
San Mateo County Community
College District, Series B (GO)
5.00%, 09/01/45(c) 820 871,674
Par
(000’s) Value
California (continued)
San Mateo Foster City Public
Financing Authority, Clean
Water Program (RB) (SAW)
4.00%, 08/01/44(c) $ 500 $ 503,676
Saugus Union School
District School Facilities
Improvement District No.1,
Series C (GO)
2.38%, 08/01/44(c) 1,000 721,380
Southern California Public
Power Authority, Southern
Transmission System (RB)
5.25%, 07/01/53(c) 500 565,441
Southwestern Community
College District, Series A (GO)
4.00%, 08/01/47(c) 750 741,480
State of California, Various
Purpose (GO)
3.00%, 12/01/43(c) 400 340,623
3.62%, 10/01/47(c) 645 604,372
4.00%, 10/01/44(c) 500 503,775
5.00%, 10/01/48(c) 935 983,995
5.00%, 11/01/47(c) 515 536,317
5.00%, 09/01/48(c) 2,000 2,236,854
5.00%, 04/01/49(c) 1,000 1,058,268
5.00%, 10/01/42(c) 1,500 1,686,231
State of California, Various
Purpose (GO) (SAW)
5.00%, 12/01/46(c) 625 678,871
Sunnyvale Financing Authority,
Civic Center Project (RB)
(AGM)
4.00%, 04/01/45(c) 695 696,116
University of California, Series
BK (RB)
5.00%, 05/15/52(c) 2,000 2,182,647
University of California, Series
BN (RB)
5.00%, 05/15/42(c) 1,000 1,133,806
University of California, Series
EE (RB)
5.00%, 05/15/43(c) 500 544,436
University of California, Series
M (RB)
5.00%, 05/15/42(c) 1,950 2,024,461
University of California, Series
O (RB)
5.00%, 05/15/58(c) 1,000 1,038,115
University of California, Series
Q (RB)
5.00%, 05/15/46(c) 500 546,165
Ventura Unified School District,
Series A (GO)
4.00%, 08/01/52(c) 500 500,468
81,084,623

VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Colorado : 1.8%
Board of Governors of
Colorado State University
System, Series C (RB)
4.00%, 03/01/47(c) $ 1,050 $ 1,021,585
Boulder Valley School District
No. Re-2 Boulder (GO) (SAW)
5.00%, 12/01/41(c) 500 505,757
City of Colorado Springs,
Utilities System, Series C (RB)
5.00%, 11/15/50(c) 600 637,415
Colorado Bridge and Tunnel,
Enterprise Infrastructure,
Series A (RB) (AGM)
5.25%, 12/01/49(c) 500 556,470
Colorado Health Facilities
Authority Hospital, Series A
(RB) (SBG)
4.00%, 11/15/43(c) 685 675,532
Colorado Health Facilities
Authority, CommonSpirit
Health, Series A (RB)
5.50%, 11/01/47(c) 1,000 1,107,747
Colorado Health Facilities
Authority, CommonSpirit
Health, Series A-2 (RB)
3.25%, 08/01/49(c) 500 395,886
4.00%, 08/01/49(c) 745 693,624
Colorado Health Facilities
Authority, Sanford, Series A
(RB)
5.00%, 11/01/44(c) 500 525,408
Colorado High Performance
Transportation Enterprise,
C-470 Express Lanes (RB)
5.00%, 12/31/51(c) 250 250,212
Regional Transportation
District, Fastracks Project,
Series B (RB)
2.00%, 11/01/41(c) 850 596,468
Weld County School District No.
5J (GO) (SAW)
4.00%, 12/01/45(c) 1,000 999,169
Weld County School District No.
6 (GO) (SAW)
4.00%, 12/01/45(c) 800 800,177
8,765,450
Connecticut : 0.5%
Connecticut Housing Finance
Authority, Housing Mortgage
Finance Program, Series A
(RB)
4.60%, 11/15/49(c) 1,000 1,002,658
4.70%, 11/15/43(c) 500 509,018
Connecticut State Health
and Educational Facilities
Authority, Trinity Health
Credit Group (RB)
5.00%, 12/01/45(c) 750 757,857
2,269,533
Par
(000’s) Value
Delaware : 0.1%
State of Delaware, Series A
(GO)
4.00%, 05/01/42(c) $ 500 $ 512,245
Underline
District of Columbia : 1.4%
District of Columbia, Children's
Hospital (RB)
5.00%, 07/15/44(c) 500 505,751
District of Columbia, Income
Tax, Series C (RB)
4.00%, 05/01/45(c) 805 794,773
District of Columbia, Series A
(RB)
2.62%, 03/01/45(c) 575 430,189
5.00%, 07/01/48(c) 500 506,519
Metropolitan Washington
Airports Authority, Dulles
Toll Road, Dulles Metrorail
and Capital Improvements
Projects, Series A (RB) (AGM)
4.00%, 10/01/52(c) 1,000 948,170
Metropolitan Washington
Airports Authority, Dulles
Toll Road, Dulles Metrorail
and Capital Improvements
Projects, Series B (RB)
4.00%, 10/01/49(c) 1,250 1,174,269
Washington Metropolitan Area
Transit Authority, Series A
(RB)
3.00%, 07/15/43(c) 750 620,265
4.00%, 07/15/46(c) 1,000 972,868
5.00%, 07/15/48(c) 1,000 1,079,934
7,032,738
Florida : 4.4%
Brevard County, Florida Health
Facilities Authority, Series A
(RB)
5.00%, 04/01/52(c) 1,055 1,107,696
Central Florida Expressway
Authority (RB) (BAM)
4.00%, 07/01/41(c) 845 820,699
City of Cape Coral, Florida
Water and Sewer (RB) (BAM)
5.25%, 10/01/53(c) 1,000 1,110,645
City of Jacksonville, Health
Care Facilities, Brooks
Rehabilitation (RB)
4.00%, 11/01/45(c) 1,000 911,245
5.00%, 11/01/50(c) 1,000 1,025,011
City of Lakeland, Florida
Hospital, Regional Health
Systems (RB)
5.00%, 11/15/45(c) 1,000 1,002,068
City of Tampa, Florida Water &
Wastewater System, Series A
(RB) (BAM)
5.00%, 10/01/47(c) 500 547,918

Par
(000’s) Value
Florida (continued)
County of Broward, Florida Port
Facilities, Series A (RB)
5.00%, 09/01/49(c) $ 500 $ 515,119
County of Broward, Florida
Tourist Development,
Convention Center Expansion
Project (RB)
4.00%, 09/01/51(c) 1,010 970,084
4.00%, 09/01/47(c) 1,000 972,095
County of Miami-Dade, Florida
Seaport, Series A (RB) (AGM)
4.00%, 10/01/49(c) 2,000 1,955,948
County of Miami-Dade, Florida
Water and Sewer System (RB)
4.00%, 10/01/48(c) 1,000 984,146
County of Miami-Dade, Health
Facilities Authority Hospital,
Nicklaus Children’s Hospital
Project, Series A (RB)
4.00%, 08/01/51(c) 500 484,261
County of Palm Beach, Health
Facilities Authority, Lifespace
Communities, Inc., Series B
(RB)
4.00%, 05/15/53(c) 330 267,823
County of Saint Luce , School
Board, Series A (CP) (AGM)
5.00%, 07/01/48(c) 1,000 1,072,629
County of Sarasota, Florida
Utility System, Series A (RB)
5.00%, 10/01/50(c) 500 531,840
Florida Higher Educational
Facilities Financial Authority,
Rollins College Project, Series
A (RB)
4.00%, 12/01/50(c) 750 715,124
Fort Pierce Utilities Authority,
Series A (RB) (AGM)
4.00%, 10/01/52(c) 1,000 941,951
Halifax Hospital Medical Center
(RB)
4.00%, 06/01/46(c) 525 491,131
Hillsborough County, Florida
Capital Improvement Non-Ad
Valorem (RB)
2.25%, 08/01/51(c) 500 313,875
Jea Water and Sewer System,
Series A (RB)
5.25%, 10/01/49(c) 1,000 1,119,499
North Broward Hospital
District, Broward Health,
Series B (RB)
5.00%, 01/01/48(c) 1,000 1,021,600
Orange County Health Facilities
Authority, Series A (RB)
5.00%, 10/01/47(c) 1,000 1,040,578
Par
(000’s) Value
Florida (continued)
Palm Beach County, Health
Facilities Authority, Baptist
Health (RB) (SBG)
3.00%, 08/15/44(c) $ 1,000 $ 808,159
South Broward Hospital
District, Series A (RB)
3.00%, 05/01/46(c) 750 593,656
21,324,800
Georgia : 1.7%
Brookhaven Development
Authority, Children’s
Healthcare of Atlanta, Inc.,
Series A (RB)
4.00%, 07/01/44(c) 660 654,323
County of Burke, Development
Authority, Series D (RB)
4.12%, 11/01/45(c) 260 247,695
County of Clarke, Hospital
Authority, Piedmont
Healthcare, Inc., Series A (RB)
4.00%, 07/01/41(c) 500 495,756
County of Fulton, Georgia
Water and Sewerage, Series
A (RB)
2.25%, 01/01/43(c) 500 360,585
Gainesville and Hall County
Hospital Authority, Northeast
Georgia Health System,
Series A (RB)
4.00%, 02/15/42(c) 1,000 983,599
4.00%, 02/15/45(c) 1,295 1,255,961
Georgia Housing and Finance
Authority, Single Family
Mortgage, Series B-1 (RB)
3.35%, 12/01/41(c) 215 188,882
Georgia State Road and Tollway
Authority, Managed Lane
System, Series A (RB)
3.00%, 07/15/51(c) 500 388,662
Main Street Natural Gas, Inc.,
Series C (RB)
5.00%, 05/15/49 990 1,077,049
Metropolitan Atlanta Rapid
Transit Authority Sales
Tax,  Series A (RB)
3.00%, 07/01/47(c) 1,000 803,271
Municipal Electric Authority of
Georgia, Plant Vogtle Units 3
& 4 Project, Series A (RB)
4.50%, 07/01/63(c) 500 502,090
Municipal Electric Authority of
Georgia, Series A (RB)
5.00%, 01/01/63(c) 500 510,734
Private Colleges & Universities
Authority, Emory University,
Series B (RB)
4.00%, 09/01/41(c) 855 866,111
8,334,718

VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Hawaii : 0.2%
City and County of Honolulu,
Series C (GO)
4.00%, 08/01/43(c) $ 750 $ 745,020
Underline
Idaho : 0.3%
Idaho Health Facilities
Authority, St. Luke's Health
System Project, Series A (RB)
5.00%, 03/01/44(c) 500 500,036
Idaho Housing and Finance
Association, Single Family
Mortgage, Series A (RB)
4.60%, 01/01/49(c) 745 747,026
1,247,062
Illinois : 4.3%
City of Chicago, Second Lien
Water Project, Series A (RB)
(AGM)
5.25%, 11/01/53(c) 500 543,953
City of Chicago, Series A (GO)
5.00%, 01/01/44(c) 1,000 1,021,792
5.50%, 01/01/43(c) 750 795,308
City of Chicago, Wastewater
Transmission Project, Series
A (RB) (AGM)
5.25%, 01/01/53(c) 500 545,838
5.50%, 01/01/62(c) 1,550 1,709,882
Illinois Finance Authority, Silver
Cross Hospital and Medical
Center, Series C (RB)
5.00%, 08/15/44(c) 1,000 1,004,818
Illinois Housing Development
Authority, Series A (RB)
4.75%, 10/01/49(c) 500 505,361
Illinois Housing Development
Authority, Series G (RB)
5.00%, 10/01/46(c) 1,000 1,037,357
Illinois Housing Development
Authority, Series K (RB)
(FNMA/GNMA/FHLMC COLL)
5.35%, 04/01/47(c) 1,000 1,046,931
Illinois State Toll Highway
Authority, Series A (RB)
4.00%, 01/01/46(c) 1,000 974,829
4.00%, 01/01/44(c) 1,005 991,623
Illinois State Toll Highway
Authority, Series E (RB)
5.25%, 10/01/52(c) 530 553,020
Metropolitan Pier and
Exposition Authority,
McCormick Place Expansion
Project, Series A (RB)
4.00%, 12/15/47(c) 1,500 1,422,075
5.00%, 06/15/53(c) 735 739,642
Metropolitan Water
Reclamation District of
Greater Chicago, Series A
(GO)
4.00%, 12/01/46(c) 1,500 1,481,719
Par
(000’s) Value
Illinois (continued)
Sales Tax Securitization Corp.,
Series A (RB)
4.00%, 01/01/48(c) $ 1,000 $ 947,172
Sales Tax Securitization Corp.,
Series A (RB) (BAM)
4.00%, 01/01/48(c) 1,000 961,374
St Clair County Community
Unit School District No 187
Cahokia (RB) (AGM)
5.00%, 01/01/54(c) 1,000 1,053,995
State of Illinois (GO) (AGC)
5.75%, 05/01/45(c) 750 817,380
State of Illinois, Series A (GO)
5.00%, 03/01/46(c) 1,250 1,321,604
State of Illinois, Series B (GO)
5.25%, 05/01/49(c) 500 542,882
State of Illinois, Series C (GO)
4.00%, 11/01/44(c) 900 869,013
20,887,568
Indiana : 0.9%
Fishers Town Hall Building
Corp. (RB)
5.62%, 07/15/48(c) 1,000 1,127,532
Indiana Housing and
Community Development
Authority, Single Family
Mortgage, Series B-1 (RB)
4.75%, 07/01/49(c) 500 505,508
Indiana Municipal Power
Agency, Series A (RB)
5.00%, 01/01/42(c) 1,000 1,018,663
Indianapolis Local Public
Improvement Bond Bank,
Courthouse and Jail Project,
Series A (RB)
5.00%, 02/01/49(c) 500 521,840
5.00%, 02/01/54(c) 1,000 1,040,543
4,214,086
Iowa : 0.5%
Iowa Finance Authority,
Midwestern Disaster Area,
Iowa Fertilizer Co. Project,
Series A (RB)
5.00%, 12/01/50(c) (p) 500 529,284
Iowa Finance Authority, Series
A (RB)
5.00%, 08/01/49(c) 530 565,581
Iowa Finance Authority, Single
Family Mortgage, Series C
(RB)
4.65%, 07/01/49(c) 1,000 1,004,448
4.85%, 07/01/43(c) 500 519,399
2,618,712
Kentucky : 0.4%
Kentucky Bond Development
Corp., Lexington Center Corp.
Project (RB)
4.00%, 09/01/48(c) 1,225 1,167,861

Par
(000’s) Value
Kentucky (continued)
Kentucky Economic
Development Finance
Authority, Louisville Arena
Project, Series A (RB) (AGM)
4.00%, 12/01/41(c) $ 750 $ 741,195
1,909,056
Louisiana : 0.8%
City of Shreveport, Louisiana
Water and Sewer, Series B
(RB) (AGM)
4.00%, 12/01/49(c) 700 660,270
Louisiana Stadium and
Exposition District, Series A
(RB)
5.25%, 07/01/53(c) 1,500 1,634,166
State of Louisiana, Series A
(GO)
4.00%, 04/01/43(c) 1,500 1,513,464
3,807,900
Maine : 0.1%
Maine Turnpike Authority (RB)
4.00%, 07/01/50(c) 750 729,194
Underline
Maryland : 1.3%
County of Baltimore,
Metropolitan District (GO)
5.00%, 03/01/49(c) 1,000 1,091,735
Maryland Community
Development Administration,
Series A (RB) (AGM)
1.95%, 09/01/41(c) 310 210,334
Maryland Health and Higher
Educational Facilities
Authority, Adventist
Healthcare, Series B (RB)
4.00%, 01/01/51(c) 500 441,427
Maryland Health and Higher
Educational Facilities
Authority, Greater Baltimore
Medical Center, Series A (RB)
3.00%, 07/01/46(c) 500 416,524
Maryland Health and Higher
Educational Facilities
Authority, Lifebridge Health
(RB)
5.00%, 07/01/47(c) 1,000 1,005,799
Maryland Stadium Authority,
Built to Learn, Series A (RB)
4.00%, 06/01/52(c) 1,000 974,364
Maryland Stadium Authority,
Construction and
Revitalization Program, Series
A (RB)
5.00%, 05/01/42(c) 1,000 1,040,174
Montgomery County, Trinity
Health Credit Group, Series
MD (RB)
5.00%, 12/01/44(c) 1,000 1,005,295
6,185,652
Par
(000’s) Value
Massachusetts : 4.0%
Commonwealth of
Massachusetts
Transportation, Series A (RB)
3.00%, 06/01/50(c) $ 800 $ 622,448
Commonwealth of
Massachusetts
Transportation, Series B (RB)
5.00%, 06/01/52(c) 2,000 2,160,340
Commonwealth of
Massachusetts, Series A (GO)
5.00%, 01/01/45(c) 1,000 1,039,968
5.00%, 01/01/49(c) 1,000 1,046,672
5.00%, 01/01/49(c) 500 546,686
5.00%, 04/01/42(c) 275 284,425
5.00%, 05/01/53(c) 1,000 1,079,586
Commonwealth of
Massachusetts, Series B (GO)
2.12%, 04/01/51(c) 1,300 809,975
5.00%, 11/01/52(c) 1,190 1,281,863
Commonwealth of
Massachusetts, Series C (GO)
3.00%, 03/01/48(c) 360 289,023
Commonwealth of
Massachusetts, Series D (GO)
5.00%, 10/01/53(c) 1,000 1,082,752
5.00%, 07/01/45(c) 750 802,105
Commonwealth of
Massachusetts, Series E (GO)
5.00%, 11/01/45(c) 605 649,475
5.00%, 11/01/50(c) 1,000 1,062,920
Massachusetts Bay
Transportation Authority,
Sales Tax, Series A (RB)
4.00%, 07/01/51(c) 800 782,445
4.00%, 07/01/53(c) 1,000 975,486
Massachusetts Development
Finance Agency, Beth Israel
Lahey Health, Inc., Series J
(RB)
5.00%, 07/01/53(c) 500 508,963
Massachusetts Development
Finance Agency, Boston
Medical Center Issue, Series
D (RB)
5.00%, 07/01/44(c) 500 500,481
Massachusetts Development
Finance Agency, Boston
Medical Center Issue, Series
G (RB)
5.25%, 07/01/52(c) 1,000 1,074,614
Massachusetts Development
Finance Agency, Boston
University, Series FF (RB)
5.00%, 10/01/48(c) 1,105 1,203,902
Massachusetts Port Authority,
Series B (RB) (SBG)
5.00%, 07/01/44(c) 305 323,841

VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Massachusetts (continued)
Massachusetts School Building
Authority, Sales Tax, Series
A (RB)
5.00%, 02/15/44(c) $ 555 $ 587,342
5.00%, 08/15/50(c) 750 796,219
19,511,531
Michigan : 2.2%
Great Lakes Water Authority,
Water Supply System, Second
Lien, Series B (RB)
5.00%, 07/01/46(c) 390 396,470
Great Lakes Water Authority,
Water Supply System, Senior
Lien, Series A (RB)
5.00%, 07/01/46(c) 570 581,046
Lansing Board of Water and
Light, Michigan Utility System,
Series A (RB)
5.00%, 07/01/49(c) 1,000 1,088,840
Michigan Finance Authority,
Beaumont Health, Series A
(RB)
5.00%, 11/01/44(c) 1,000 1,008,415
Michigan Finance Authority,
McLaren Health Care, System
A (RB)
4.00%, 02/15/47(c) 1,000 941,694
Michigan Finance Authority,
Trinity Health Credit Group,
Series A (RB)
5.00%, 12/01/42(c) 500 513,664
Michigan Finance Authority,
Wayne Criminal (RB) (BAM)
4.00%, 11/01/48(c) 1,000 967,576
Michigan State Building
Authority, Facilities Program,
Series I (RB)
5.00%, 10/15/50(c) 500 504,398
Michigan State Housing
Development Authority,
Rental Housing, Series A (RB)
3.35%, 10/01/49(c) 500 412,135
3.60%, 10/01/60(c) 1,000 835,084
4.88%, 10/01/43(c) 1,000 1,030,856
Minneapolis-St Paul
Metropolitan Airports
Commission, Series A (RB)
5.00%, 02/15/48(c) 765 800,782
State of Michigan, Trunk Line
Fund (RB)
5.00%, 11/15/46(c) 1,000 1,104,547
State of Michigan, Trunk Line
Fund, Series A (RB)
4.00%, 11/15/46(c) 620 613,476
10,798,983
Par
(000’s) Value
Minnesota : 0.9%
Duluth Economic Development
Authority, Minnesota Health
Facilities, Series A (RB)
5.25%, 02/15/58(c) $ 1,000 $ 1,024,710
Minneapolis-St Paul
Metropolitan Airports
Commission (RB)
5.00%, 01/01/52(c) 1,000 1,076,372
Minnesota Housing Finance
Agency Residential Housing,
Series B (RB)
2.50%, 07/01/51(c) 530 367,206
Minnesota Housing Finance
Agency Residential Housing,
Series I (RB)
2.15%, 07/01/45(c) 890 589,831
3.00%, 01/01/51(c) 375 366,023
Minnesota Housing Finance
Agency Residential Housing,
Series M (RB)
5.15%, 07/01/45(c) 500 524,854
St. Louis Park Independent
School District No. 283, Series
A (GO) (SD CRED PROG)
4.25%, 02/01/43(c) 500 512,722
4,461,718
Mississippi : 0.3%
Mississippi Home Corp., Single
Family Mortgage, Series C
(RB)
4.85%, 12/01/54(c) 1,000 1,013,837
Mississippi Hospital Equipment
and Facilities Authority,
Baptist Memorial Health
Corp., Series A (RB)
5.00%, 09/01/41(c) 500 505,569
1,519,406
Missouri : 0.6%
County of Jackson, Series A (RB)
4.25%, 12/01/53(c) 1,000 977,029
4.38%, 12/01/58(c) 1,000 992,658
Missouri State, Health &
Educational Facilities
Authority, Mercy Health,
Series F (RB)
5.00%, 11/15/45(c) 1,000 1,000,480
2,970,167
Nebraska : 0.6%
Central Plains Energy Project,
Gas Project Crossover No. 3,
Series A (RB)
5.00%, 09/01/42 500 549,783
City of Omaha and County of
Douglas, Public Building,
Series B (GO)
4.00%, 05/01/50(c) 550 537,419

Par
(000’s) Value
Nebraska (continued)
Nebraska Investment Finance
Authority, Single Family
Housing, Series E (RB)
4.80%, 09/01/53(c) $ 500 $ 506,386
University of Nebraska Facilities
Corp., Series A (RB)
4.00%, 07/15/62(c) 500 479,592
4.00%, 07/15/59(c) 750 723,100
2,796,280
Nevada : 0.5%
City of Carson, Nevada
Hospital, Tahoe Regional
Healthcare Project (RB)
5.00%, 09/01/42(c) 390 397,750
City of Henderson, Utility
System, Series A-1 (GO)
4.00%, 06/01/50(c) 675 659,482
County of Clarke, School
District, Limited Tax, Series
A (GO)
4.00%, 06/15/42(c) 500 498,776
Las Vegas Convention and
Visitors Authority, Series B
(RB)
4.00%, 07/01/49(c) 1,000 947,082
2,503,090
New Hampshire : 0.1%
National Finance Authority
Hospital, St. Lukes University
Health Network Project,
Series B (RB) (AGM)
3.00%, 08/15/46(c) 500 404,759
Underline
New Jersey : 3.6%
New Jersey Economic
Development Authority
School Facilities, Series FFF
(RB)
4.62%, 06/15/48(c) 1,000 1,008,780
New Jersey Educational
Facilities Authority, New
Jersey Princeton University,
Series B (RB)
5.25%, 03/01/54(c) 1,500 1,685,303
New Jersey Health Care
Facilities Financing Authority,
Atlanticare Health System
(RB)
2.50%, 07/01/51(c) 490 310,243
New Jersey Health Care
Facilities Financing Authority,
Inspira Health, Series A (RB)
4.00%, 07/01/41(c) 800 792,166
New Jersey Health Care
Facilities Financing Authority,
RWJ Barnabas Health, Series
A (RB)
4.00%, 07/01/41(c) 305 310,053
Par
(000’s) Value
New Jersey (continued)
New Jersey Housing and
Mortgage Finance Agency,
Single Family Housing (RB)
4.80%, 10/01/53(c) $ 500 $ 505,789
New Jersey Housing and
Mortgage Finance Agency,
Single Family Housing, Series
K (RB)
4.55%, 10/01/44(c) 1,000 1,004,919
New Jersey Transportation
Trust Fund Authority, Series
AA (RB)
4.00%, 06/15/45(c) 1,500 1,474,043
4.50%, 06/15/49(c) 910 912,846
5.00%, 06/15/45(c) 1,000 1,006,953
New Jersey Transportation
Trust Fund Authority, Series
BB (RB)
3.50%, 06/15/46(c) 365 325,253
4.00%, 06/15/44(c) 1,000 989,708
5.25%, 06/15/50(c) 1,000 1,096,448
New Jersey Turnpike Authority,
Series A (RB)
4.00%, 01/01/48(c) 1,000 992,849
4.00%, 01/01/51(c) 1,000 988,631
New Jersey Turnpike Authority,
Series B (RB)
5.25%, 01/01/49(c) 1,500 1,667,747
New Jersey Turnpike Authority,
Series E (RB)
5.00%, 01/01/45(c) 955 961,236
South Jersey Transportation
Authority, Transportation
System, Series A (RB)
5.00%, 11/01/45(c) 500 525,630
Tobacco Settlement Financing
Corp., Series A (RB)
5.00%, 06/01/46(c) 500 511,864
Tobacco Settlement Financing
Corp., Series B (RB)
5.00%, 06/01/46(c) 435 437,531
17,507,992
New Mexico : 0.0%
New Mexico Mortgage Finance
Authority, Single Family
Mortgage, Series F (RB)
3.05%, 07/01/44(c) 290 236,662
Underline
New York : 20.5%
Battery Park City Authority,
Series A (RB)
4.00%, 11/01/44(c) 1,000 994,672
City of New York, Series A (GO)
4.00%, 08/01/50(c) 1,000 975,287
City of New York, Series C (GO)
4.00%, 08/01/41(c) 1,000 1,000,926
City of New York, Series D (GO)
(BAM)
4.00%, 03/01/50(c) 1,000 975,482

VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New York (continued)
5.00%, 03/01/43(c) $ 750 $ 804,230
City of New York, Series F (GO)
5.00%, 03/01/50(c) 1,000 1,065,901
County of Monroe, Industrial
Development Corp.,
University of Rochester
Project, Series A (RB)
4.00%, 07/01/50(c) 900 880,617
Dutchess County Local
Development Corp., Bard
College Project, Series A (RB)
5.00%, 07/01/51(c) 1,000 1,015,520
Hudson Yards Infrastructure
Corp., Series A (RB)
5.00%, 02/15/42(c) 645 664,534
Hudson Yards Infrastructure
Corp., Series A (RB) (AGM)
4.00%, 02/15/47(c) 1,000 973,765
Long Island Power Authority
Electric System (RB)
5.00%, 09/01/42(c) 1,000 1,036,406
Los Angeles Department of
Water and Power, Series B
(RB)
5.00%, 09/01/45(c) 1,000 1,009,791
Metropolitan Transportation
Authority, Series A (RB)
4.00%, 11/15/51(c) 1,000 972,401
5.00%, 11/15/44(c) 1,000 1,092,145
Metropolitan Transportation
Authority, Series A (RB) (AGM)
5.00%, 11/15/44(c) 715 750,409
Metropolitan Transportation
Authority, Series A-1 (RB)
4.00%, 11/15/43(c) 400 392,896
4.00%, 11/15/49(c) 1,000 963,383
5.00%, 11/15/45(c) 590 593,041
Metropolitan Transportation
Authority, Series B-1 (RB)
5.00%, 11/15/51(c) 500 510,913
Metropolitan Transportation
Authority, Series C-1 (RB)
4.75%, 11/15/45(c) 1,000 1,027,596
5.25%, 11/15/56(c) 1,050 1,075,894
Metropolitan Transportation
Authority, Series D (RB)
4.00%, 11/15/42(c) 1,245 1,235,068
4.00%, 11/15/46(c) 250 242,796
Metropolitan Transportation
Authority, Series E (RB)
5.00%, 11/15/43(c) 180 180,136
Monroe County Industrial
Development Corp.
Rochester Regional Health
Project, Series A (RB)
4.00%, 12/01/46(c) 650 594,921
MTA Hudson Rail Yards Trust,
Series A (RB)
5.00%, 11/15/56(c) 1,000 999,991
Par
(000’s) Value
New York (continued)
New York City Environmental
Facilities, Clean Water and
Drinking Water, Series B (RB)
4.00%, 06/15/49(c) $ 500 $ 495,544
New York City Housing
Development Corp., Housing
Impact, Series A (RB)
4.80%, 02/01/53(c) 500 506,337
New York City Housing
Development Corp., Multi-
Family Housing, Series A-1
(RB)
4.75%, 11/01/54(c) 1,000 1,009,200
4.85%, 11/01/53(c) 1,500 1,522,665
New York City Housing
Development Corp., Multi-
Family Housing, Series C-1
(RB)
2.25%, 11/01/41(c) 800 581,663
New York City Housing
Development Corp., Multi-
Family Housing, Series E-1
(RB)
4.85%, 11/01/53(c) 750 761,913
New York City Housing
Development Corp., Multi-
Family Housing, Series J (RB)
3.05%, 11/01/49(c) 555 436,569
New York City Municipal Water
Finance Authority, Water and
Sewer System, Series AA (RB)
4.00%, 06/15/50(c) 1,000 970,772
5.00%, 06/15/48(c) 850 910,786
New York City Municipal Water
Finance Authority, Water and
Sewer System, Series BB (RB)
4.00%, 06/15/45(c) 2,000 1,972,280
5.00%, 06/15/49(c) 1,000 1,054,284
5.00%, 06/15/44(c) 955 1,041,501
New York City Municipal Water
Finance Authority, Water and
Sewer System, Series CC (RB)
3.75%, 06/15/47(c) 710 650,323
4.00%, 06/15/45(c) 1,500 1,480,710
5.00%, 06/15/52(c) 1,000 1,070,263
5.25%, 06/15/54(c) 1,500 1,665,025
New York City Municipal Water
Finance Authority, Water and
Sewer System, Series CC (RB)
5.00%, 06/15/51(c) 500 533,366
New York City Municipal Water
Finance Authority, Water and
Sewer System, Series DD (RB)
4.12%, 06/15/47(c) 1,000 993,039
New York City Municipal Water
Finance Authority, Water and
Sewer System, Series EE (RB)
5.00%, 06/15/45(c) 1,000 1,091,928

Par
(000’s) Value
New York (continued)
New York City Transitional
Finance Authority Building
Aid, Series S-1 (RB) (SAW)
3.00%, 07/15/49(c) $ 350 $ 273,748
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
B (RB)
4.38%, 05/01/53(c) 1,500 1,518,282
5.25%, 05/01/50(c) 1,000 1,112,438
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
B-1 (RB)
4.00%, 08/01/42(c) 1,500 1,498,382
4.00%, 08/01/45(c) 1,000 987,068
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
C (RB)
5.25%, 05/01/48(c) 1,000 1,115,266
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
C-1 (RB)
4.00%, 05/01/44(c) 1,000 988,777
4.00%, 11/01/42(c) 1,120 1,119,015
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
D-1 (RB)
4.00%, 11/01/47(c) 500 491,565
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
E-1 (RB)
2.25%, 02/01/51(c) 650 401,252
4.00%, 02/01/44(c) 1,000 977,628
5.00%, 02/01/43(c) 1,000 1,029,809
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
F-1 (RB)
4.00%, 02/01/51(c) 1,000 975,830
5.25%, 02/01/47(c) 1,000 1,110,298
New York City Water and Sewer
System, Series BB (RB)
4.00%, 06/15/50(c) 640 621,294
New York City, Series D (GO)
4.00%, 04/01/50(c) 1,000 975,419
New York City, Series D-1 (GO)
5.00%, 12/01/43(c) 1,000 1,046,260
New York Liberty Development
Corp., 1 World Trade Center
Project (RB)
4.00%, 02/15/43(c) 620 611,819
Par
(000’s) Value
New York (continued)
New York State Dormitory
Authority, New School, Series
A (RB)
4.00%, 07/01/43(c) $ 475 $ 469,017
5.00%, 07/01/46(c) 420 425,228
New York State Dormitory
Authority, New York
University, Series A (RB)
5.00%, 07/01/49(c) 1,000 1,056,070
New York State Dormitory
Authority, Northwell Health,
Series A (RB)
5.00%, 05/01/52(c) 1,300 1,376,828
New York State Dormitory
Authority, Personal Income
Tax, Series A (RB)
3.00%, 03/15/42(c) 500 426,810
5.00%, 03/15/49(c) 500 533,302
5.25%, 03/15/52(c) 800 888,227
New York State Dormitory
Authority, Personal Income
Tax, Series B (RB)
5.00%, 02/15/44(c) 730 734,193
5.00%, 02/15/42(c) 1,500 1,550,836
New York State Dormitory
Authority, Sales Tax, Series
A (RB)
4.00%, 03/15/48(c) 1,000 981,548
New York State Dormitory
Authority, St. John's
University, Series A (RB)
4.00%, 07/01/48(c) 550 527,046
New York State Dormitory
Authority, State Sales Tax,
Series A (RB)
4.00%, 03/15/47(c) 800 783,941
4.00%, 03/15/49(c) 1,000 977,355
5.00%, 03/15/45(c) 1,000 1,042,206
5.00%, 03/15/49(c) 1,000 1,091,208
New York State Dormitory
Authority, State Sales Tax,
Series E (RB)
5.00%, 03/15/48(c) 500 521,855
New York State Mortgage
Agency, Homeowner
Mortgage (RB)
4.90%, 10/01/53(c) 1,355 1,379,352
New York State Mortgage
Agency, Homeowner
Mortgage (RB) (SBG)
2.55%, 04/01/50(c) 330 224,297
New York State Power
Authority, Series A (RB)
4.00%, 11/15/50(c) 500 489,665
New York State Thruway
Authority, Junior
Indebtedness, Series B (RB)
4.00%, 01/01/45(c) 1,440 1,410,883

VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New York (continued)
New York State Thruway
Authority, Personal Income
Tax, Series A (RB)
4.00%, 03/15/55(c) $ 500 $ 480,635
New York State Thruway
Authority, Series P (RB)
5.25%, 01/01/54(c) 1,000 1,107,960
New York State Urban
Development Corp., Personal
Income Tax (RB)
5.00%, 03/15/63(c) 2,000 2,156,868
New York State Urban
Development Corp., Personal
Income Tax, Series A (RB)
4.00%, 03/15/53(c) 1,000 965,417
5.00%, 03/15/43(c) 500 522,607
New York State Urban
Development Corp., Personal
Income Tax, Series C (RB)
3.00%, 03/15/48(c) 550 439,541
5.00%, 03/15/47(c) 2,000 2,134,840
New York State Urban
Development Corp., Personal
Income Tax, Series E (RB)
3.00%, 03/15/49(c) 1,735 1,379,956
New York State Urban
Development Corp., State
Sales Tax, Series A (RB)
3.00%, 03/15/50(c) 1,000 787,357
New York State, Dormitory
Authority, Personal Income
Tax, Series D (RB)
5.00%, 02/15/48(c) 820 868,210
New York Transportation
Development Corp.,
Terminal 4 John F. Kennedy
International Airport Project,
Series C (RB)
4.00%, 12/01/41(c) 2,480 2,457,689
4.00%, 12/01/42(c) 925 912,200
Port Authority of New York &
New Jersey (RB)
5.00%, 10/15/41(c) 1,000 1,017,035
Triborough Bridge and Tunnel
Authority Sales Tax, Series
A (RB)
4.00%, 05/15/57(c) 840 815,082
4.25%, 05/15/58(c) 1,000 998,797
Triborough Bridge and Tunnel
Authority, Payroll Mobility
Tax, Series B (RB)
5.00%, 05/15/56(c) 500 516,208
5.25%, 11/15/53(c) 750 829,075
5.25%, 05/15/54(c) 2,000 2,211,614
Triborough Bridge and Tunnel
Authority, Payroll Mobility
Tax, Series C (RB)
4.00%, 05/15/51(c) 750 739,764
5.00%, 05/15/51(c) 1,000 1,069,025
Par
(000’s) Value
New York (continued)
Triborough Bridge and Tunnel
Authority, Payroll Mobility
Tax, Series D (RB)
4.50%, 05/15/47(c) $ 500 $ 513,578
Triborough Bridge and Tunnel
Authority, Series A (RB)
5.00%, 11/15/54(c) 750 793,162
5.00%, 11/15/49(c) 1,000 1,061,901
5.00%, 11/15/51(c) 1,000 1,064,646
100,364,073
North Carolina : 1.0%
North Carolina Housing
Finance Agency, Home
Ownership (RB)
4.88%, 07/01/42(c) 500 517,868
North Carolina Housing
Finance Agency, Home
Ownership, Series A (RB)
4.38%, 07/01/44(c) 1,000 1,011,881
North Carolina Medical Care
Commission, Health Care
Facilities, Series A (RB)
4.00%, 11/01/49(c) 1,000 961,172
North Carolina Turnpike
Authority, Triangle
Expressway System (RB)
5.00%, 01/01/49(c) 750 779,134
5.00%, 01/01/44(c) 500 524,202
North Carolina Turnpike
Authority, Triangle
Expressway System (RB)
(AGM)
5.00%, 01/01/58(c) 1,000 1,066,766
4,861,023
North Dakota : 0.2%
North Dakota Housing Finance
Agency, Home Mortgage
Finance Program, Series A
(RB)
4.70%, 07/01/47(c) 1,000 1,006,292
Underline
Ohio : 1.9%
Buckeye Tobacco Settlement
Financing Authority, Series
A-2 (RB)
4.00%, 06/01/48(c) 1,000 932,858
County of Allen, Ohio Hospital
Facilities, Mercy Health,
Series A (RB)
5.00%, 11/01/43(c) 600 601,174
County of Cuyahoga, Ohio
Hospital, The Metrohealth
System (RB)
5.00%, 02/15/57(c) 1,000 1,002,427
5.00%, 02/15/42(c) 1,000 1,011,903
5.25%, 02/15/47(c) 1,000 1,018,355
5.50%, 02/15/57(c) 1,000 1,019,722

Par
(000’s) Value
Ohio (continued)
County of Franklin, Ohio
Various Purpose Sales Tax
(RB)
5.00%, 06/01/48(c) $ 1,075 $ 1,119,463
County of Hamilton, Ohio
Healthcare Improvement,
Life Enriching Communities
Project (RB)
5.00%, 01/01/46(c) 250 245,476
County of Hamilton, Ohio
Hospital Facilities, TriHealth ,
Inc. (RB)
5.00%, 08/15/42(c) 1,000 1,026,864
Ohio State University, Series
A (RB)
4.00%, 12/01/48(c) 1,000 986,913
Port of Greater Cincinnati
Development Authority (RB)
5.00%, 12/01/53(c) 500 526,170
9,491,325
Oklahoma : 0.3%
Oklahoma Turnpike Authority,
Series A (RB)
4.00%, 01/01/48(c) 700 694,555
University of Oklahoma, Series
A (RB) (BAM)
5.00%, 07/01/49(c) 835 906,468
1,601,023
Oregon : 0.9%
City of Portland, Oregon Sewer
System, Series A (RB)
5.00%, 12/01/42(c) 500 559,048
Clackamas County School
District No 7J Lake Oswego
(GO) (SBG)
4.00%, 06/01/43(c) 500 497,349
Multnomah County School
District No. 1J, Series B (GO)
(SBG)
2.00%, 06/15/42(c) 550 376,473
3.25%, 06/15/42(c) 295 262,492
Oregon Health and Science
University, Series A (RB)
4.00%, 07/01/51(c) 1,000 962,419
Tri-County Metropolitan
Transportation District of
Oregon, Series A (RB)
3.00%, 09/01/44(c) 935 769,517
University of Oregon, Series A
(RB)
5.00%, 04/01/50(c) 1,000 1,053,768
4,481,066
Pennsylvania : 4.4%
Chester County Health and
Education Facilities Authority,
Main Line Health System,
Series A (RB)
4.00%, 09/01/50(c) 645 598,818
Par
(000’s) Value
Pennsylvania (continued)
City of Philadelphia,
Pennsylvania Gas Works (RB)
5.00%, 08/01/47(c) $ 805 $ 821,459
City of Philadelphia,
Pennsylvania Water &
Wastewater, Series A (RB)
5.00%, 10/01/47(c) 500 514,767
5.00%, 10/01/52(c) 500 512,916
Commonwealth of
Pennsylvania, Series A (CP)
(FHA)
4.00%, 07/01/46(c) 1,170 1,133,636
Geisinger Authority, Health
System, Series A (RB)
5.00%, 04/01/50(c) 1,000 1,042,926
Lancaster County, Hospital
Authority, Penn State Health
(RB)
5.00%, 11/01/51(c) 1,000 1,031,997
Pennsylvania Economic
Development Financing
Authority, Presbyterian
Senior Living Project, Series
B-2 (RB)
5.25%, 07/01/46(c) 1,000 1,061,759
Pennsylvania Housing Finance
Agency, Single Family
Mortgage (RB)
2.28%, 10/01/41(c) 500 369,106
Pennsylvania Housing Finance
Agency, Single Family
Mortgage, Series A (RB)
4.30%, 10/01/41(c) 1,000 1,003,884
4.75%, 04/01/53(c) 1,000 1,008,329
4.80%, 10/01/51(c) 1,000 1,012,266
4.85%, 10/01/43(c) 500 517,352
5.00%, 10/01/43(c) 1,000 1,042,828
Pennsylvania Housing Finance
Agency, Single Family
Mortgage, Series B (RB)
3.65%, 10/01/42(c) 260 239,604
Pennsylvania State University
(RB)
5.25%, 09/01/53(c) 1,000 1,112,411
Pennsylvania Turnpike
Commission, Oil Franchise
Tax, Series A (RB) (AGM)
5.00%, 12/01/48(c) 290 303,079
Pennsylvania Turnpike
Commission, Oil Franchise
Tax, Series A (RB) (BAM)
3.00%, 12/01/51(c) 1,000 780,522
4.00%, 12/01/51(c) 1,000 959,867
Pennsylvania Turnpike
Commission, Series A (RB)
5.00%, 12/01/44(c) 1,000 1,003,450

VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Pennsylvania (continued)
Pennsylvania Turnpike
Commission, Series A (RB)
(AGM)
4.00%, 12/01/49(c) $ 1,045 $ 1,010,576
Pennsylvania Turnpike
Commission, Series A-1 (RB)
5.00%, 12/01/47(c) 900 934,939
Pennsylvania Turnpike
Commission, Series B (RB)
4.00%, 12/01/46(c) 1,000 969,266
5.00%, 12/01/45(c) 800 859,188
Pennsylvania Turnpike
Commission, Series C (RB)
5.00%, 12/01/49(c) 750 816,231
Upper Merion Area School
District, Series A (GO) (SAW)
4.00%, 01/15/46(c) 1,105 1,095,484
21,756,660
Rhode Island : 0.1%
State of Rhode Island, Series
A (GO)
4.12%, 08/01/42(c) 600 614,241
Underline
South Carolina : 1.5%
South Carolina Jobs-Economic
Development Authority,
Mercy Health, Series A (RB)
4.00%, 12/01/44(c) 855 836,835
South Carolina Jobs-Economic
Development Authority,
Novant Health, Series A (RB)
4.25%, 11/01/47(c) 750 751,370
4.50%, 11/01/54(c) 1,000 1,004,151
South Carolina Jobs-Economic
Development Authority,
Prisma Health, Series A (RB)
5.00%, 05/01/48(c) 1,000 1,014,989
South Carolina Public Service
Authority, Santee Cooper,
Series A (RB)
4.00%, 12/01/52(c) 500 468,073
5.25%, 12/01/49(c) 1,000 1,093,357
South Carolina Public Service
Authority, Series E (RB)
5.25%, 12/01/55(c) 1,500 1,507,432
University of South Carolina,
Campus Village Project,
Series A (RB)
5.00%, 05/01/46(c) 820 881,619
7,557,826
Tennessee : 0.9%
Metropolitan Government
of Nashville and Davidson
County, Vanderbilt University
Medical Center, Series A (RB)
5.00%, 10/01/49(c) 500 550,617
5.00%, 07/01/46(c) 1,500 1,512,764
Par
(000’s) Value
Tennessee (continued)
Tennessee Housing
Development Agency,
Residential Finance Program
(RB)
2.95%, 07/01/49(c) $ 335 $ 253,485
Tennessee Housing
Development Agency,
Residential Finance Program,
Series A (RB)
5.40%, 07/01/53(c) 1,000 1,053,581
Tennessee State School Bond
Authority, Higher Education
Facilities, Series A (RB)
5.00%, 11/01/42(c) 1,040 1,076,584
4,447,031
Texas : 11.7%
Arlington Higher Education
Finance Corp., Harmony
Public Schools, Series A (RB)
3.00%, 02/15/46(c) 1,000 779,865
Arlington Higher Education
Finance Corp., Riverwalk
Education Foundation, Inc.
(RB)
4.00%, 08/15/44(c) 675 673,245
Austin Independent School
District, Unlimited Tax School
Building (GO)
4.00%, 08/01/48(c) 1,000 969,579
4.00%, 08/01/44(c) 750 752,020
Board of Regents of the
University of Texas System,
Series A (RB)
3.00%, 08/15/41(c) 525 444,886
4.00%, 07/01/41(c) 500 504,231
Central Texas Regional Mobility
Authority, Senior Lien, Series
E (RB)
5.00%, 01/01/45(c) 750 787,968
City of Austin, Texas Electricity
Utility System, Series A (RB)
5.00%, 11/15/49(c) 1,375 1,444,888
City of Austin, Waterwaste
System (RB)
5.00%, 11/15/43(c) 1,000 1,098,308
City of Corpus Christi, Texas
Utility System (RB)
5.00%, 07/15/49(c) 1,000 1,086,561
City of El Paso, Texas
Combination Tax (GO)
4.00%, 08/15/45(c) 950 918,001
City of Lubbock, Texas Electric
Light & Power System (RB)
4.00%, 04/15/46(c) 650 628,844
City of Royse, Independent
School District (GO)
5.00%, 02/15/48(c) 950 1,032,733

Par
(000’s) Value
Texas (continued)
City of San Antonio, Texas
Electric & Gas Systems (RB)
5.00%, 02/01/44(c) $ 500 $ 537,527
5.00%, 02/01/44(c) 260 260,101
City of San Antonio, Texas
Electric & Gas Systems, Series
B (RB)
5.00%, 02/01/54(c) 1,000 1,076,095
City of Seguin, Texas
Combination Tax and Limited
Pledge (GO)
5.25%, 09/01/58(c) 1,000 1,093,088
Clifton Higher Education
Finance Corp. (RB)
4.00%, 08/15/44(c) 1,000 994,990
Colin and Kaufman Counties,
School Independent District
(GO)
4.00%, 02/15/53(c) 1,000 963,409
Conroe Independent School
District, Unlimited Tax School
(GO)
5.00%, 02/15/49(c) 1,000 1,096,072
County of Collin, Limited Tax
(GO)
4.00%, 02/15/43(c) 1,000 993,808
Cypress-Fairbanks Independent
School District, Series A (GO)
2.25%, 02/15/43(c) 600 416,985
Dallas Fort Worth International
Airport, Series B (RB)
4.00%, 11/01/45(c) 2,500 2,450,050
Dallas Independent School
District, Unlimited Tax School
Building (GO)
4.00%, 02/15/53(c) 1,000 971,495
4.00%, 02/15/54(c) 1,000 967,657
5.00%, 02/15/49(c) 1,000 1,089,820
Denton Independent School
District, Unlimited Tax School
Building (GO)
5.00%, 08/15/48(c) 1,000 1,090,888
El Paso Independent School
District, Unlimited Tax School
Building (GO)
4.00%, 08/15/48(c) 1,000 982,747
Ford Bens County, Unlimited
Tax Road (GO)
5.25%, 03/01/53(c) 1,000 1,088,662
Grand Parkway Transportation
Corp. System, First Tier Toll,
Series C (RB)
4.00%, 10/01/49(c) 770 729,951
Grand Parkway Transportation
Corp. System, Subordinate
Tier Toll, Series A (RB)
5.00%, 10/01/48(c) 640 664,347
Par
(000’s) Value
Texas (continued)
Harris County, Cultural
Education Facilities Finance
Corp., Houston Methodist
Hospital (RB)
4.00%, 12/01/45(c) $ 590 $ 555,801
Harris County, Cultural
Education Facilities Finance
Corp., Texas Children's
Hospital, Series A (RB)
4.00%, 10/01/47(c) 1,000 962,964
Harris County, Flood Control
District, Series A (GO)
4.00%, 10/01/45(c) 500 484,751
Harris County, Hospital District
(RB)
4.00%, 02/15/42(c) 560 540,636
Harris County, Texas Toll Road,
Series A (RB)
4.00%, 08/15/48(c) 1,000 959,256
Hurst-Euless-Bedford
Independent School District
(GO)
5.00%, 08/15/43(c) 1,000 1,125,145
Katy Independent School
District (GO)
4.00%, 02/15/53(c) 750 720,151
Keller Independent School
District (GO)
4.00%, 02/15/47(c) 1,000 988,817
Lamar Consolidated
Independent School District
(GO) (AGM)
5.50%, 02/15/58(c) 2,000 2,224,882
Leander Independent School
District, Series A (GO)
0.00%, 08/16/42(c) ^ 900 405,531
Lower Colorado River Authority
Transmission, LCRA
Transmission Services Corp.
Project (RB)
5.00%, 05/15/45(c) 1,500 1,511,106
Lower Colorado River Authority
Transmission, LCRA
Transmission Services Corp.
Project, Series S (RB)
5.00%, 05/15/43(c) 500 518,501
North Texas Tollway Authority
System, Second Tier (RB)
4.25%, 01/01/49(c) 750 727,151
Northwest Independent School
District, Unlimited Tax School
Building (GO)
4.00%, 02/15/47(c) 1,000 977,270
Pflugerville Independent School
District, Unlimited Tax School
Building, Series A (GO)
5.00%, 02/15/48(c) 1,000 1,048,472

VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Texas (continued)
San Jacinto College District,
Series A (GO)
5.00%, 02/15/44(c) $ 900 $ 938,890
State of Texas, Department
of Housing & Community
Affairs, Residential Mortgage,
Series A (RB)
5.25%, 01/01/53(c) 1,000 1,045,071
Texarkana Independent School
District (GO)
4.00%, 02/15/53(c) 1,000 963,410
4.00%, 08/15/53(c) 1,015 976,701
Texas Department of Housing
and Community Affairs,
Residential Mortgage, Series
B (RB)
5.25%, 07/01/53(c) 1,000 1,042,670
Texas Water Development
Board (RB)
4.00%, 10/15/45(c) 500 492,900
4.80%, 10/15/52(c) 1,000 1,047,563
Texas Water Development
Board, Series A (RB)
4.00%, 10/15/49(c) 990 954,610
5.00%, 10/15/43(c) 840 875,014
Texas Water Development
Board, Series B (RB)
4.00%, 10/15/43(c) 1,000 991,713
Tomball Independent School
District (GO)
4.00%, 02/15/45(c) 1,000 1,001,377
5.00%, 02/15/42(c) 1,000 1,108,071
University of Houston, Series
A (RB)
5.00%, 02/15/56(c) 500 534,390
Waller Independent School
District, Series A (GO)
4.00%, 02/15/48(c) 500 488,345
Waxahachie Independent
School District (GO)
4.00%, 02/15/49(c) 750 728,528
Weslaco Independent School
District (GO)
4.12%, 02/15/49(c) 1,470 1,444,848
Ysleta Independent School
District (GO)
5.00%, 08/15/56(c) 500 533,047
57,506,403
Utah : 0.6%
Salt Lake City, International
Airport, Series B (RB)
5.00%, 07/01/43(c) 360 375,707
University of Utah, Board of
Higher Education, Series A
(RB)
4.00%, 08/01/51(c) 1,000 973,254
5.00%, 08/01/46(c) 1,160 1,255,832
Par
(000’s) Value
Utah (continued)
Utah County, IHC Health
Services, Inc., Series B (RB)
3.00%, 05/15/47(c) $ 210 $ 169,335
2,774,128
Virginia : 1.4%
County of Fairfax, Industrial
Development Authority,
Inova Health System Project
(RB)
5.00%, 05/15/51(c) 1,000 1,077,155
County of Fairfax, Industrial
Development Authority,
Inova Health System Project,
Series A (RB)
4.00%, 05/15/48(c) 1,000 971,948
Hampton Roads Transportation
Accountability Commission,
Series A (RB)
4.00%, 07/01/57(c) 600 578,017
5.00%, 07/01/50(c) 625 664,549
5.00%, 07/01/60(c) 500 529,975
University of Virginia, Series A
(RB)
5.00%, 04/01/42(c) 1,000 1,039,206
Virginia Housing Development
Authority (RB)
2.55%, 12/01/46(c) 1,000 720,136
Virginia Small Business
Financing Authority, National
senior Campuses, Inc., Series
A (RB)
4.00%, 01/01/45(c) 500 470,525
Williamsburg Economic
Development Authority,
Virginia Student Housing,
William and Mary Project,
Series A (RB) (AGM)
4.38%, 07/01/63(c) 1,000 1,005,012
7,056,523
Washington : 1.6%
Central Puget Sound Regional
Transit Authority, Sales Tax
and Motor Vehicle Excise Tax,
Series S (RB)
5.00%, 11/01/41(c) 1,000 1,031,844
City of Seattle, Washington
Municipal Light and Power,
Series A (RB)
4.00%, 05/01/45(c) 1,000 972,969
5.00%, 03/01/53(c) 1,000 1,076,684
Energy Northwest, Columbia
Generating Station Electric,
Series A (RB)
4.00%, 07/01/42(c) 1,000 1,009,480
King County, Highline School
District No. 401, Unlimited
Tax (GO) (SBG)
4.00%, 12/01/42(c) 500 502,358

FootnoteRuleAboveBlank
Footnotes:
Par
(000’s) Value
Washington (continued)
King County, Public Hospital
District No. 2, Evergreen
Health, Series A (GO)
4.00%, 12/01/45(c) $ 650 $ 620,979
State of Washington, Various
Purpose, Series A (GO)
5.00%, 08/01/42(c) 1,000 1,066,442
5.00%, 08/01/43(c) 1,090 1,187,171
Washington State Housing
Finance Commission, Raford
Court and Nordheim Court
Portfolio (RB)
5.00%, 07/01/54(c) 500 517,584
7,985,511
West Virginia : 0.3%
West Virginia Hospital Finance
Authority, West Virginia
University Health System,
Series A (RB)
4.38%, 06/01/53(c) 1,000 983,897
West Virginia Parkways
Authority, Turnpike Toll (RB)
5.00%, 06/01/47(c) 620 661,011
1,644,908
Par
(000’s) Value
Wisconsin : 0.8%
Public Finance Authority,
Pooled Charter School (RB)
5.75%, 07/01/62(c) $ 997 $ 1,083,762
University of Wisconsin
Hospitals and Clinics
Authority, Series B (RB)
5.00%, 04/01/49(c) 500 542,266
Wisconsin Health and
Educational Facilities
Authority, Children's Hospital,
Inc. (RB)
4.00%, 08/15/47(c) 1,000 966,680
Wisconsin Health and
Educational Facilities
Authority, Marshfield Clinic
Health System, Inc., Series
A (RB)
5.00%, 02/15/46(c) 250 250,282
Wisconsin Housing and
Economic Development
Authority, Home Ownership,
Series A (RB)
4.85%, 09/01/43(c) 1,000 1,034,065
3,877,055
Total Municipal Bonds: 98.4%
(Cost: $491,009,371) 482,353,605
Other assets less liabilities: 1.6% 7,919,255
NET ASSETS: 100.0% $ 490,272,860
Definitions:
AGC Assured Guaranty Corp.
AGM Assured Guaranty Municipal Corp.
BAM Build America Assurance Co.
CP Certificate of Participation
FHA Federal Housing Association
GO General Obligation
NATL National Public Finance Guarantee Corp.
RB Revenue Bond
SA Special Assessment
SAW State Aid Withholding
SBG School Board Guaranteed
SD CRED PROG Special District Credit Enhancement Program
ST Special Tax
(c) Callable Security — the redemption date shown is the date the security may be redeemed by the issuer
(p) Putable Security — the redemption date shown is the date the security may be redeemed by the investor
^ Zero Coupon Bond